Provision for Environmental Rehabilitation - Reconciliation of the Total Liability for Environmental Rehabilitation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in other provisions
Balance at beginning of year	R 1,071
Balance at end of year	813	R 1,071
Provision for environmental rehabilitation
Reconciliation of changes in other provisions
Balance at beginning of year	5,013	4,662
Change in estimate - Balance sheet	(111)	(248)
Change in estimate - Income Statement	32	136
Utilisation of provision	(120)	(65)
Time value of money and inflation component of rehabilitation costs	483	377
Translation	176	151
Balance at end of year	5,473	5,013
Provision for environmental rehabilitation | PNG operations
Reconciliation of changes in other provisions
Balance at beginning of year	1,185
Balance at end of year	R 1,478	R 1,185